Concentration of Risks (Details) - Schedule of Customer and Supplier Concentration - USD ($)	12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Amount	$ 3,017,311			[1]		[1]
Percentage	41.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Percentage			51.00%
Amount			$ 111,360
Customer Concentration Risk [Member] | Customer A [Member] | Contract Liabilities [Member]
Concentration Risk [Line Items]
Percentage	98.00%		94.00%
Amount	$ 5,065,448		$ 7,626,219
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Percentage	48.00%
Amount	$ 23,030
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Percentage	45.00%
Amount	$ 21,345
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Percentage	14.00%
Amount	$ 230,571
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Percentage	11.00%
Amount	$ 176,266
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Percentage	11.00%
Amount	$ 177,418
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier G [Member]
Concentration Risk [Line Items]
Percentage			14.00%
Amount			$ 360,326
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier H [Member]
Concentration Risk [Line Items]
Percentage		[1]		[1]	62.00%
Amount				[1]	$ 520,879
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier I [Member]
Concentration Risk [Line Items]
Percentage					11.00%
Amount					$ 93,385
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier J [Member]
Concentration Risk [Line Items]
Percentage					13.00%
Amount					$ 106,077
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Percentage	20.00%
Amount	$ 84,214
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Percentage			22.00%
Amount			$ 150,236
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Percentage	41.00%
Amount	$ 176,383
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Percentage	24.00%
Amount	$ 105,266
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Percentage			26.00%
Amount			$ 180,480
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier F [Member]
Concentration Risk [Line Items]
Percentage	13.00%
Amount	$ 56,676

[1]	represent percentage less than 10%